STOCKHOLDERS' DEFICIENCY (Additional Information) (Details) (USD $)	0 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended													12 Months Ended				12 Months Ended						12 Months Ended
	Apr. 11, 2013	Sep. 12, 2012	Sep. 30, 2011	Jul. 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Feb. 10, 2011	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Exercise Price 0.71 [Member]	Dec. 31, 2012 Exercise Price 0.80 [Member]	Jul. 31, 2011 July Offering [Member]	Sep. 30, 2011 Private Placement [Member]	Dec. 31, 2012 Accrediated Investor [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue One [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue Two [Member]	Dec. 31, 2011 Warrant 1 [Member]	Dec. 31, 2011 Warrant 2 [Member]	Feb. 29, 2012 Warrant [Member] Thirty One Investor [Member]	Feb. 29, 2012 Warrant [Member] Seven Investor [Member]	Feb. 29, 2012 Warrant [Member] Twenty Five Investor [Member]	Feb. 29, 2012 Warrant [Member] Three Consultants [Member]	Dec. 31, 2011 Warrant [Member] Thirty Investor [Member]	Dec. 31, 2012 Series Convertible Preferred Stock [Member]	Dec. 31, 2011 Series Convertible Preferred Stock [Member]	Dec. 31, 2012 Abhd 2012 Incentive Stock Plan [Member]	Dec. 31, 2011 Abhd 2012 Incentive Stock Plan [Member]	Dec. 31, 2012 Abhd Options [Member]	Feb. 29, 2012 Abhd Options [Member] Warrant [Member] Thirty One Investor [Member]	Feb. 29, 2012 Abhd Options [Member] Warrant [Member] Twenty Five Investor [Member]	Dec. 31, 2011 Abhd Options [Member] Warrant [Member] Thirty Investor [Member]	Dec. 31, 2012 Abtech Options [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2012 Abtech Stock Plan 2007 [Member]	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2012 Abdh Warrant [Member]	Dec. 31, 2011 Abdh Warrant [Member]	Dec. 31, 2012 Abtech Warrant [Member]	Dec. 31, 2011 Abtech Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum																																										15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																			9,000,000
Stock-based compensation expense						$ 83,412	$ 81,463		$ 704,524	$ 135,546				$ 69,675
Convertible notes conversion to shares of common stock, conversion rate per share			$ 0.70	$ 0.60				$ 0.70	$ 0.60			$ 0.70						$ 0.70																								$ 5.32
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																																		1,663,551
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																																				2,509,781				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																																				624,761
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																																				2,762,408
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																																				4 years 7 months 6 days
Share Based Compensation Arrangement By Share Based Payment Award Options Non Exercisable Number																																				3,015,086					2,219,300
Shares issued for cash (in shares)									4,840,832											4,840,832	2,320,000		1,495,000	825,000
Stock Issued During Period, Value, Issued for Cash									3,450,338											4,841	2,320,000
Warrants Shares Issued			4,400,000	466,666													466,666
Shares issued for services (in shares)						40,000			300,000											300,000	449,931
Common stock issued for services rendered						27,200	0		240,000	320,533
Common stock issued (in shares)		4,840,832								449,931									4,840,832
Stock Issued During Period, Value, New Issues										320,533									3,450,338
Common stock, issued shares						64,807,343			64,638,372	47,160,435			10,000,000														1,733,335	60,335	484,083	250,000	2,666,667						220,953	87,217	533,333
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued																									30,000	500,000																		530,000
Investment Warrants, Exercise Price								$ 0.60		$ 0.50								$ 0.60
Compensation Expense For Warrants										58,014
Preferred stock, shares authorized													5,000,000																			3,500,000	5,000,000
Preferred Stock, Shares Issued																																1,232,947
Preferred Stock, Shares Outstanding																																1,232,947
Share Price										$ 0.42																						$ 3.75
Weighted Average Remaining Term									6 years 10 months 24 days	9 years 7 months 6 days	4 years 10 months 24 days																																	3 years 8 months 12 days		1 year 8 months 12 days
Exercised									366,666	0																																			0		0
Stock Issued During Period Value Issued For Exercise Of Warrants									219,999
Common stock issued up on conversion of convertible promissory note, shares	2,649,640				1,320,454				962,956											10,727,005	4,984,324	4,984,324																					441,707
Stock Issued During Period Value Issued For Exercise Of Warrants On Cashless Basis									143,182
Debt Conversion, Converted Instrument, Amount									7,346,590											10,727																							280,000
Preferred stock of subsidiary issued for conversion of debt, including accrued interest									$ 0	$ 3,084,474
Stock Issued During Period, Shares, Conversion of Convertible Securities																				1,100,252												206,667
Class of Warrant or Right, Outstanding										471,444					200,000	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.90													0.71	0.8